Group Balance Sheet - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	$ 826	$ 879
Intangible assets	3,645	2,832
Property, plant and equipment	64,734	64,927
Investments in equity accounted units	3,298	3,504
Inventories	203	196
Deferred tax assets	2,766	3,375
Receivables and other assets	1,893	2,194
Tax recoverable	0	29
Other financial assets	406	528
Total non-current assets	77,771	78,464
Current assets
Inventories	6,213	5,436
Receivables and other assets	3,478	3,574
Tax recoverable	347	72
Other financial assets	2,160	2,543
Cash and cash equivalents	6,775	12,807
Total current assets	18,973	24,432
Total assets	96,744	102,896
Current liabilities
Borrowings	(923)	(812)
Leases	(292)	(324)
Other financial liabilities	(69)	(245)
Trade and other payables	(8,047)	(7,733)
Tax payable	(223)	(1,407)
Close-down and restoration provisions	(1,142)	(1,023)
Provisions for post-retirement benefits and other employment costs	(353)	(383)
Other provisions	(554)	(700)
Total current liabilities	(11,603)	(12,627)
Non-current liabilities
Borrowings	(10,148)	(11,356)
Leases	(908)	(1,039)
Other financial liabilities	(904)	(393)
Trade and other payables	(604)	(798)
Tax payable	(36)	(660)
Deferred tax liabilities	(3,601)	(3,503)
Close-down and restoration provisions	(14,617)	(13,519)
Provisions for post-retirement benefits and other employment costs	(1,305)	(2,109)
Other provisions	(744)	(302)
Total non-current liabilities	(32,867)	(33,679)
Total liabilities	(44,470)	(46,306)
Net assets	52,274	56,590
Capital and reserves
Share premium account	4,322	4,320
Other reserves	7,805	9,998
Retained earnings	34,511	33,337
Equity attributable to owners of Rio Tinto	50,175	51,432
Attributable to non-controlling interests	2,099	5,158
Total equity	52,274	56,590
Rio Tinto plc
Capital and reserves
Share capital	207	207
Rio Tinto Limited
Capital and reserves
Share capital	$ 3,330	$ 3,570